         Filed with the Securities and Exchange Commission on September 12, 2006


                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [X]

                          Pre-Effective Amendment No. __                     [ ]


                         Post-Effective Amendment No. 40                     [X]


                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]


                                Amendment No. 43                             [X]


                        (check appropriate box or boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

Mr. Neil Wolfson                               Copy to:
Wilmington Trust Company                                Joseph V. Del Raso, Esq.
1100 North Market Street                                Pepper Hamilton LLP
Wilmington, DE 19890                                    3000 Two Logan Square
(Name and Address of Agent for Service)                 Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box)


[X]  immediately upon filing pursuant to paragraph (b)


[ ]  on (date) pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)


[ ]  on (date) pursuant to paragraph (a)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       WILMINGTON PRIME MONEY MARKET FUND
                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
                     WILMINGTON TAX-EXEMPT MONEY MARKET FUND

                                OF WT MUTUAL FUND

                                 CLASS W SHARES*


                      PROSPECTUS DATED September 12, 2006


     This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Funds:

          -    are not bank deposits

          - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

          -    are not federally insured

          - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency

          -    are not guaranteed to achieve their goal(s)

          -    may not be able to maintain a stable $1.00 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

----------
* Class W Shares of the Wilmington Tax-Exempt Money Market Fund were formerly named "Service Shares."

TABLE OF CONTENTS


                                   FUND DESCRIPTIONS
A look at the goals, strategies,      Summary..........................    1
risks and expenses of each            Performance Information..........    3
Fund.                                 Fees and Expenses................    6
                                      Example..........................    6
                                      Investment Objective.............    7
                                      Principal Investment Strategies..    7
                                      Additional Risk Information......    9
                                      Financial Highlights.............   10

                                   MANAGEMENT OF THE FUNDS
Details about the service             Investment Adviser...............   11
providers.                            Service Providers................   12

                                   SHAREHOLDER INFORMATION
Policies and instructions for         Pricing of Shares................   13
opening, maintaining and              Purchase of Shares...............   13
closing an account in any of          Redemption of Shares.............   14
the Funds.                            Frequent Purchases and
                                      Redemptions......................   17
                                      Exchange of Shares...............   17
                                      Distributions....................   18
                                      Taxes............................   18

                                   DISTRIBUTION ARRANGEMENTS
Details on the Funds'                 Shareholder Service Fees.........   19
shareholder service                   Share Classes....................   19
fees and share classes.

                                   FOR MORE INFORMATION................   20

                       WILMINGTON PRIME MONEY MARKET FUND
                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
                     WILMINGTON TAX-EXEMPT MONEY MARKET FUND

                                 CLASS W SHARES

                                FUND DESCRIPTIONS

SUMMARY


Investment Objective     -    The WILMINGTON PRIME MONEY MARKET and WILMINGTON
                              U.S. GOVERNMENT MONEY MARKET FUNDS each seek high
                              current income, while preserving capital and
                              liquidity.

                         - The WILMINGTON TAX-EXEMPT MONEY MARKET FUND seeks high current interest income exempt from Federal income taxes while preserving principal.

Investment Focus         -    Money market instruments

Share Price Volatility   -    Each Fund will strive to maintain a stable $1.00
                              share price.

Principal Investment     -    The WILMINGTON PRIME MONEY MARKET FUND invests in
Strategies                    money market instruments, including bank
                              obligations, high quality commercial paper and
                              U.S. Government obligations.

                         - The WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND invests at least 80% of its assets in U.S.
                              Government obligations and repurchase agreements collateralized by such obligations.

                         - The WILMINGTON TAX-EXEMPT MONEY MARKET FUND invests in high quality municipal obligations, municipal bonds and other instruments exempt from Federal income tax.

                         - In selecting securities for a Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

                         -    Each of the WILMINGTON PRIME MONEY MARKET and the
                              WILMINGTON TAX-EXEMPT MONEY MARKET FUNDS may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities. The WILMINGTON U.S. GOVERNMENT MONEY
                              MARKET FUND may invest up to 20% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks          The Funds are subject to the risks summarized below,
                         which are further described under "Additional Risk
                         Information."

                         - An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

                         - The obligations in which the Fund invest are subject to credit risk and interest rate risk.
                              Typically, when interest rates rise, the market prices of debt securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.

                         - The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile         -    Conservative

PERFORMANCE INFORMATION

                       WILMINGTON PRIME MONEY MARKET FUND


     The Class W Shares of the Wilmington Prime Money Market Fund are a new class of shares and, as such, have no prior performance history. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year. The performance shown in the bar chart and performance table are for the Service Shares of the Fund. However, the Class W Shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Service Shares do not have the same expenses. Specifically, the Class W Shares are subject to a shareholder service fee of 0.15% of the average daily net assets of the Fund's Class W Shares and the Service Shares are subject to aggregate distribution and shareholder service fees of 0.25% of the average daily net assets of the Fund's Service Shares. While the Shareholder Service Plan for Class W Shares allows for payments of up to 0.25% of the average daily net assets of the Fund's Class W Shares, the Board of Trustees has authorized annual payments of up to 0.15% of the average daily net assets of the Fund's Class W Shares. Of course, past performance does not necessarily indicate how the Fund will perform in the future.


           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                                   (BAR CHART)

PERFORMANCE
   YEARS      RETURNS
-----------   -------
2002           1.19%
2003           0.51%
2004           0.66%
2005           2.57%


          CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2006: 2.04%



    BEST QUARTER       WORST QUARTER
    ------------       -------------
       0.84%               0.09%
(December 31, 2005)   (June 30, 2004)


                                                                Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005   1 Year   (April 2, 2001)
----------------------------------------------------   ------   ---------------
Prime Money Market Fund - Service Shares                2.57%        1.53%

                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND


     The Class W Shares of the Wilmington U.S. Government Money Market Fund are a new class of shares and, as such, have no prior performance history. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year. The performance shown in the bar chart and performance table are for the Service Shares of the Fund. However, the Class W Shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Service Shares do not have the same expenses. Specifically, the Class W Shares are subject to a shareholder service fee of 0.15% of the average daily net assets of the Fund's Class W Shares and the Service Shares are subject to aggregate distribution and shareholder service fees of 0.25% of the average daily net assets of the Fund's Service Shares. While the Shareholder Service Plan for Class W Shares allows for payments of up to 0.25% of the average daily net assets of the Funds's Class W Shares, the Board of Trustees has authorized annual payments of up to 0.15% of the average daily net assets of the Fund's Class W Shares. Of course, past performance does not necessarily indicate how the Fund will perform in the future.


           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                                   (BAR CHART)

PERFORMANCE
   YEARS      RETURNS
-----------   -------
2002           1.04%
2003           0.44%
2004           0.61%
2005           2.46%


          CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2006: 1.97%



    BEST QUARTER       WORST QUARTER
    ------------       -------------
       0.81%               0.08%
(December 31, 2005)   (June 30, 2004)


                                                                Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005   1 Year   (April 2, 2001)
----------------------------------------------------   ------   ---------------
U.S. Government Money Market Fund - Service Shares      2.46%        1.42%

                     WILMINGTON TAX-EXEMPT MONEY MARKET FUND


     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year. Prior to September 12, 2006, the Class W Shares of the Fund were known as the "Service Shares" of the Fund, which charged a shareholder service fee of 0.25% of the average daily net assets. While the Shareholder Service Plan for Class W Shares allows for payments of up to 0.25% of the average daily net asset of the Fund's Class W Shares, the Board of Trustees has authorized annual payments of up to 0.15% of the average daily net assets of the Funds's Class W Shares. Of course, past performance does not necessarily indicate how the Fund will perform in the future.


           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                                   (BAR CHART)

PERFORMANCE
   YEARS      RETURNS
-----------   -------
2002           0.70%
2003           0.28%
2004           0.41%
2005           1.63%


          CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2006: 1.26%


   BEST QUARTER          WORST QUARTER
   ------------          -------------
      0.52%                  0.04%
(December 31, 2005    (September 30, 2003)


                                                                Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005   1 Year   (April 2, 2001)
----------------------------------------------------   ------   ---------------
Tax-Exempt Money Market Fund - Class W Shares           1.63%        0.92%




You may call (800) 336-9970 to obtain a Fund's current 7-day yield.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Class W Shares of a Fund. No sales charges or other fees are paid directly from your investment.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                     U.S. Government    Tax-Exempt
                                       Prime Money     Money Market    Money Market
                                       Market Fund        Fund             Fund
                                       -----------   ---------------   ------------
Management fees                            0.33%           0.37%           0.37%
Distribution (Rule 12b-1) fees             None            None            None
Shareholder service fees(1)                0.15%           0.15%           0.15%
Other expenses                             0.11%           0.15%           0.16%
TOTAL ANNUAL FUND OPERATING EXPENSES       0.59%           0.67%           0.68%


(1) While the Shareholder Service Plan allows for payments of up to 0.25% of each Fund's average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of each Fund's average net assets.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Class W Shares of each Fund with the cost of investing in other mutual funds. The Examples below show what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

          -    you reinvested all dividends;

          -    the average annual return was 5%;

          - the Fund's total operating expenses are charged and remain the same over the time periods; and

          - you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


CLASS W SHARES                      1 Year   3 Years   5 Years   10 Years
--------------                      ------   -------   -------   --------
Prime Money Market Fund              $60       $189      $329       $738
U.S. Government Money Market Fund    $68       $214      $373       $835
Tax-Exempt Money Market Fund         $69       $218      $379       $847


     The above example of Class W Shares is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE


     The WILMINGTON PRIME MONEY MARKET and the WILMINGTON U.S. GOVERNMENT MONEY MARKET FUNDS each seek a high level of current income consistent with the preservation of capital and liquidity. The WILMINGTON TAX-EXEMPT MONEY MARKET FUND seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.


     The investment objective for each Fund may not be changed without shareholder approval. Each Fund is a money market fund and intends to maintain a stable $1.00 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Fund will achieve its investment objective.


PRIMARY INVESTMENT STRATEGIES

     The WILMINGTON PRIME MONEY MARKET FUND invests in:

          - U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;


          - commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO"), such as S&P, Moody's and Fitch;



          - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;


          -    U.S. Government obligations;

          -    high quality municipal securities; and

          - repurchase agreements that are fully collateralized by U.S. Government obligations.




     The WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND invests at least 80% of its total assets in:

          -    U.S. Government obligations; and

          - repurchase agreements that are fully collateralized by such obligations.

     The WILMINGTON TAX-EXEMPT MONEY MARKET FUND invests in:

          -    high quality municipal obligations and municipal bonds;

          -    floating and variable rate obligations;

          -    participation interests;

          -    high quality tax-exempt commercial paper; and

          -    high quality short-term municipal notes.

     The Tax-Exempt Money Market Fund has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.


     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States.


     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.


     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"), available on the Funds' website at http://www.wilmingtonfunds.com.


ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds'
SAI:

          - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

          - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

          - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

          - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Fund will vary with changes in interest rates.

          - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

          - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operation. Certain information reflects financial results for a single Class W Share. Because the Class W Shares of the Prime Money Market Fund and the U.S. Government Money Market Fund have not yet commenced operations, no financial highlights are provided for such Funds. The total returns in the table represent the rate that you would have earned (or lost) on an investment in Class W Shares of the Tax-Exempt Money Market Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, is included in the 2006 Annual Report, which is available without charge upon request.







                                                                   For the Fiscal Year Ended June 30
TAX-EXEMPT MONEY MARKET FUND -  CLASS W                       ------------------------------------------
SHARES(1)                                         2006          2005       2004        2003       2002
---------------------------------------         --------      --------   --------    --------   --------
NET ASSET VALUE - BEGINNING OF YEAR ........    $   1.00      $   1.00   $   1.00    $   1.00   $   1.00
                                                --------      --------   --------    --------   --------
INVESTMENT OPERATIONS:
Net investment income ......................        0.02          0.01         --(2)     0.01       0.01
                                                --------      --------   --------    --------   --------
DISTRIBUTIONS:
From net investment income .................       (0.02)        (0.01)        --(2)    (0.01)     (0.01)
                                                --------      --------   --------    --------   --------
NET ASSET VALUE - END OF YEAR ..............    $   1.00      $   1.00   $   1.00    $   1.00   $   1.00
                                                ========      ========   ========    ========   ========
TOTAL RETURN ...............................        2.23%         0.98%      0.21%       0.52%      1.09%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:(3)
Expenses ...................................        0.78%         0.80%      0.79%       0.78%      0.78%
Net investment income ......................        2.23%         0.96%      0.20%       0.52%      1.08%
Net assets at end of year (000 omitted) ....    $418,447      $346,249   $424,089    $525,522   $493,767


----------







(1) Class W Shares of the Tax-Exempt Money Market Fund were formerly named "Service Shares", which charged a shareholder service fee of 0.25% of the average daily net assets. While the Shareholder Service Plan allows for payments of up to 0.25% of the average daily net assets, the Board of Trustees has authorized annual payments of up to 0.15% of the average daily net assets.






(2)  Less than $0.01 per share.



(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust 1 - Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

                             MANAGEMENT OF THE FUNDS

     The Board of Trustees of WT Mutual Fund (the "Trust") supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER


     Rodney Square Management Corporation ("RSMC"), the Funds' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of June 30, 2006, RSMC had approximately $5.9 billion in assets under management.


     For the twelve months ended June 30, 2006, RSMC received the following advisory fees as a percentage of the average daily net assets of each Fund:


Prime Money Market Fund               0.33%

U. S. Government Money Market Fund    0.37%

Tax-Exempt Money Market Fund          0.37%


     WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

                                 WT MUTUAL FUND

                       WILMINGTON PRIME MONEY MARKET FUND

                           WILMINGTON U.S. GOVERNMENT
                                MONEY MARKET FUND

                              WILMINGTON TAX-EXEMPT
                                MONEY MARKET FUND

Asset Management

                      INVESTMENT ADVISER AND ADMINISTRATOR

                         Rodney Square Management Corp.
                            1100 North Market Street
                              Wilmington, DE 19890

                  Manages each Fund's investment activities and
                 oversees Fund administration and other service
                                   providers.

Fund Operations

                              SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                 Provides facilities, equipment and personnel to
                  carry out administrative services related to each Fund and calculates each Fund's NAV and distributions.


Shareholder Services

                                 TRANSFER AGENT

                                    PFPC Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

                     Handles shareholder services, including
                    recordkeeping and statements, payment of
                  distributions and processing of buy and sell
                                    requests.

Asset Safe Keeping

                                    CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890


                      Holds each Fund's assets, settles all
                    portfolio trades and collects most of the
              valuation data required for calculating each Fund's
                                 NAV per share.


Distribution

                                   DISTRIBUTOR

                      Professional Funds Distributor, LLC.
                                 760 Moore Road
                            King of Prussia, PA 19406

                         Distributes the Funds' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

     The price of each Fund's shares is based on its net asset value ("NAV"). Each Fund uses its best effort to maintain its $1.00 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. ("PFPC") determines the NAV per share of the Tax-Exempt Money Market Fund as of 12:00 Noon Eastern time on each "business day" (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). PFPC determines the NAV per share of the Prime Money Market Fund and U.S. Government Money Market Fund as of 2:00 p.m. and 5:00 p.m. Eastern time on each business day. The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Class W Shares of each Fund is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.


     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:


          Regular Mail:                   Overnight Mail:

          Wilmington Money Market Funds   Wilmington Money Market Funds
          c/o PFPC Inc.                   c/o PFPC Inc.
          P.O. Box 9828                   101 Sabin Street
          Providence, RI 02940            Pawtucket, RI 02860-1427

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.


ADDITIONAL INFORMATION REGARDING PURCHASES: Orders placed and payments for the Tax-Exempt Money Market Fund, which are received in or converted into federal funds for your account by 12:00 Noon Eastern time, will be accepted at the price determined at 12:00 Noon Eastern time. Your shares will begin to accrue dividends on that business day. If your order is placed and payments are received in or converted into federal funds for your account after 12:00 Noon Eastern time your shares will begin to accrue dividends on the following business day.



     Orders placed and payments for the Prime Money Market Fund and the U.S. Government Money Market Fund, which are received in or converted into federal funds for your account by 2:00 p.m. Eastern time, will be accepted at the price determined at 2:00 p.m. Eastern time. Orders placed and payments for the Prime Money Market Fund and the U.S. Government Money Market Fund, which are received or converted into federal funds after 2:00 p.m. and up to 5:00 p.m., will be accepted at the price determined at 5:00 p.m. In each case, shares purchased on or before 5:00 p.m. will receive the dividend declared on that business day. If your order is placed and payments are received in or converted into federal funds for your account after 5:00 p.m. your shares will begin to accrue dividends on the following business day.


     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to the Funds' SAI.

REDEMPTION OF SHARES


     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Transmission of wires for redemption proceeds and eligibility with respect to dividends declared on the day of redemption are as follows (all times are Eastern time):

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

                                                       RECEIPT OF REDEMPTION REQUEST BY FUND
                                                    -------------------------------------------
                                                    ON OR BEFORE 12:00 NOON    AFTER 12:00 NOON
                                                    -----------------------   -----------------
On What Day Will My Redemption Proceeds Normally       Same Business Day      Next Business Day
Be Wired to My Account?

Will I Be Eligible to Receive the Day's Dividend?             No                     Yes

WILMINGTON PRIME MONEY MARKET FUND AND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

                                                     RECEIPT OF REDEMPTION REQUEST BY FUND
                                          -----------------------------------------------------------
                                             ON OR BEFORE       AFTER 2:00 P.M.
                                              2:00 P.M.       AND UP TO 5:00 P.M.    AFTER 5:00 P.M.
                                          -----------------   -------------------   -----------------
On What Day Will My Redemption Proceeds   Same Business Day    Next Business Day    Next Business Day
Normally Be Wired to My Account?

Will I Be Eligible to Receive the Day's           No                  No                   Yes
Dividend?

     If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

     BY MAIL: If you redeem your shares by mail, you must submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

          Regular Mail:                   Overnight Mail:

          Wilmington Money Market Funds   Wilmington Money Market Funds
          c/o PFPC Inc.                   c/o PFPC Inc.
          P.O. Box 9828                   101 Sabin Street
          Providence, RI 02940            Pawtucket, RI  02860-1427


     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Funds have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.


     BY CHECK: You may use the checkwriting option to redeem Fund shares by drawing a check for $500 or more against a Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Fund shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and other returned checks. These charges will be paid by automatically redeeming an appropriate number of Fund shares. Each Fund and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the checkwriting service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.



     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days when the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.


     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.


     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemption or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.


     If the shares to be redeemed represent a recent investment made by a check, each Fund reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

FREQUENT PURCHASES AND REDEMPTIONS

     Money market funds such as the Funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although WT Mutual Fund discourages excessive trading and other abusive trading practices, WT Mutual Fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of the Funds' shares. WT Mutual Fund also believes that money market funds, such as the Funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the Funds' shares could increase the Funds' transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the Funds, which could detract from their performance. Accordingly, the Funds reserve the right to refuse any purchase or exchange request. Other funds in the WT Mutual Fund family that are not money market mutual funds have adopted policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the Funds. If you plan to exchange your Fund shares for shares of another fund in the WT Mutual Fund family, please read the prospectus of that other fund of WT Mutual Fund for more information.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a Fund for Class W Shares of the following funds ("Wilmington Funds"):

     Wilmington Prime Money Market Fund
     Wilmington U.S. Government Money Market Fund
     Wilmington Tax-Exempt Money Market Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.


     Prospectuses of the other Wilmington Funds may be obtained, free of charge, on the Funds' website at http://www.wilmingtonfunds.com or by calling
(800)336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Fund so long as that Fund maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Money Market Fund of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Money Market Fund intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Money Market Fund may be taxable.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS


     Professional Funds Distributor, LLC manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


SHAREHOLDER SERVICE FEES

     The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay service providers an annual fee not exceeding 0.25% of a Fund's average daily net assets of the Class W Shares to compensate service providers who maintain a service relationship. Service activities provided under this plan include: (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders. While the Shareholder Service Plan provides for payments of up to 0.25% per annum of the average net asset of each Fund's Class W Shares, the Board of Trustees has authorized annual payments of up to 0.15% of the average net assets of each Fund's Class W Shares.

SHARE CLASSES


     The Wilmington Prime Money Market Fund and the Wilmington U.S. Government Money Market Fund issue Institutional, Service and Class W Shares; the Wilmington Tax-Exempt Money Market Fund issues Institutional and Class W Shares. Each class of shares bears a pro-rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares pay a Rule 12b-1 distribution fee and a shareholder service fee. Service Shares are offered to investors who use a financial intermediary to process transactions. Class W Shares are subject to a shareholder service fee. Any investor may purchase Class W Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:


     ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. These reports contain performance data and information on portfolio holdings and operating results for a Fund's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.


     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of a Fund's policies, investment restrictions, risks, and business structure, including a description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     101 Sabin Street
     Pawtucket, RI 02860-1427
     (800) 336-9970
     9:00 a.m. to 5:00 p.m., Eastern time


     The Funds' SAI and annual and semi-reports are accessible, free of charge, on the Funds' internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090


     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.

            The investment company registration number is 811-08648.

                                 WT MUTUAL FUND

                       WILMINGTON PRIME MONEY MARKET FUND
                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
                     WILMINGTON TAX-EXEMPT MONEY MARKET FUND

                                 CLASS W SHARES*

                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION


                               September 12, 2006



          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with each Fund's current prospectus dated September 12, 2006, as amended from time to time. A copy of each current prospectus and annual and semi-annual reports may be obtained without charge on WT Mutual Fund's website at http://www.wilmingtonfunds.com, by writing to Professional Funds Distributor, LLC (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor.



          The audited financial statements of each Fund and the financial highlights of the Class W Shares (formerly Service Shares) of the Wilmington Tax-Exempt Fund's for the fiscal year ended June 30, 2006, included in the Annual Report to shareholders, are incorporated into this SAI by reference. The Annual Report to shareholders is available without charge on WT Mutual Fund's website at http://www.wilmingtonfunds.com, or by calling (800) 336-9970.


* Class W Shares of the Wilmington Tax-Exempt Money Market Fund were formerly named "Service Shares."

TABLE OF CONTENTS


GENERAL INFORMATION ......................................................     1
INVESTMENT POLICIES ......................................................     1
DISCLOSURE OF FUND HOLDINGS ..............................................     6
INVESTMENT LIMITATIONS ...................................................     7
TRUSTEES AND OFFICERS ....................................................     9
CODE OF ETHICS ...........................................................    14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ......................    15
INVESTMENT ADVISORY AND SUB-ADVISORY SERVICES ............................    15
   Rodney Square Management Corporation ..................................    15
   Wilmington Trust Investment Management LLC ............................    15
ADMINISTRATION AND ACCOUNTING SERVICES ...................................    17
ADDITIONAL SERVICE PROVIDERS .............................................    18
DISTRIBUTION OF SHARES ...................................................    18
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    19
CAPITAL STOCK AND OTHER SECURITIES .......................................    20
PURCHASE, REDEMPTION AND PRICING OF SHARES ...............................    21
DIVIDENDS ................................................................    23
TAXATION OF THE FUNDS ....................................................    24
FINANCIAL STATEMENTS .....................................................    27
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS ............................   A-1

                               GENERAL INFORMATION

          WT Mutual Fund (the "Trust") was organized as a Delaware business trust on June 1, 1994. The Trust has established the following Funds described in this SAI: Wilmington Prime Money Market Fund (the "Prime Fund"), Wilmington U.S. Government Money Market Fund (the "U.S. Government Fund") and Wilmington Tax-Exempt Money Market Fund (the "Tax-Exempt Fund")(each a "Fund," and collectively, the "Funds"). Each Fund issues Institutional Shares and Class W Shares; the Prime Fund and U.S. Government Fund also issue Service Shares. Each Fund is a diversified open-end management investment company. This SAI only pertains to the Class W Shares of the Funds.

          Prior to July 1, 2005, the Trust and its Funds operated as feeder funds in a master-feeder structure pursuant to which each Fund invested in a corresponding "master series" of WT Investment Trust I, which invested directly in investment securities. The investment objective, strategies, policies and limitations of each master series were identical to its corresponding Fund.

                               INVESTMENT POLICIES

          The following information supplements the information concerning each Fund's investment objective, policies and limitations found in its prospectus.

          Each Fund has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under all circumstances. Each Fund values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). As conditions of that Rule, the Board of Trustees (the "Board" or the "Trustees") has established procedures reasonably designed to stabilize each Fund's price per share at $1.00 per share. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation ("RSMC"), under the direction of and subject to the review of the Board.

          The Prime Fund and U.S. Government Fund seek high current income, while preserving capital and liquidity. The Tax-Exempt Fund seeks high current interest income exempt from Federal income taxes while preserving capital. Each Fund's investment objective may not be changed without shareholder approval.

          The Prime Fund invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations. The U.S. Government Fund invests in U.S. government obligations and repurchase agreements collateralized by such obligations. The Prime Fund and Tax-Exempt Fund may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities; the U.S. Government Fund may invest up to 20% of its total assets in such obligations.

          BANK OBLIGATIONS. The Prime Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the United States.

          Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

          - BANKERS' ACCEPTANCES. The Prime Fund and Tax-Exempt Fund may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

          - CERTIFICATES OF DEPOSIT. The Prime Fund and Tax-Exempt Fund may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

          - TIME DEPOSITS. The Prime Fund may invest in time deposits, which are bank deposits for fixed periods of time.

          CERTIFICATES OF PARTICIPATION. The Tax-Exempt Fund may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor's interest bears to the total principal amount of the municipal obligation.


          CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Prime Fund may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's, S&P, or Fitch, or if not rated, determined by the investment adviser to be of comparable quality. See "Appendix B - Description of Ratings." The Fund may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from an NRSRO.


          FOREIGN SECURITIES. At the present time, portfolio securities of the Prime Fund that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets,
(ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers,
(vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts,
(x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, and (xvii) the risk of war.

          ILLIQUID SECURITIES. No Fund may knowingly invest more than 10% of the value of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund's books. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund's investment adviser to the Board. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          INVESTMENT COMPANY SECURITIES. The Funds may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets were to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Exchange Traded Funds ("ETFs"), registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.



          MUNICIPAL SECURITIES. The Prime Fund and Tax-Exempt Fund may each invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, "municipal securities") to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:


          - GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

          - REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

          - MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

               Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

          - BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

          - TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

          - REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

          - INDUSTRIAL DEVELOPMENT BONDS ("IDBS") AND PRIVATE ACTIVITY BONDS ("PABS") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

          - RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

          - TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

          - CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or the Government National Mortgage Association ("Ginnie Mae.")

          - PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

          REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of a Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund's investment limitations.


          SECURITIES LENDING. Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund and all deemed borrowings exceed one-third of the value of a Fund's total assets taken at fair market value. When a Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentages of the Fund's total assets on loan. Collateral must be valued daily by the investment adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.


          STANDBY COMMITMENTS. Each Fund may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Funds may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Funds will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Fund.


          U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.


          VARIABLE AND FLOATING RATE SECURITIES. Each Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 397 days or less.

          WHEN-ISSUED SECURITIES. Each Fund may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

          While a Fund initially commits to purchase such securities with the purpose of actually acquiring them, the Fund may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Fund may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

          When a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Fund's net asset value. When payment for a when-issued security is due, the Fund will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

                           DISCLOSURE OF FUND HOLDINGS


          The Trust has policies and procedures in place regarding the disclosure of portfolio securities holdings of the Funds designed to allow disclosure of a Fund's holdings information where it is deemed appropriate for a Fund's operations or it is determined to be useful to a Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund's portfolio securities holdings, a Fund will not provide or permit others to provide information about the Fund's portfolio securities holdings on a selective basis.



          The Trust provides portfolio securities holdings information as required in regulatory filings and shareholder reports, discloses portfolio securities holdings information as required by federal or state securities laws, and may disclose portfolio securities holdings information in response to requests by governmental authorities.



          The Trust may, but is not required to, post the Funds' schedule of investments on a website at regular intervals or from time to time at the discretion of the Trust. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Trust may post information on a website about the number of securities a Fund holds, a summary schedule of investments, a Fund's top ten holdings, and a percentage breakdown of a Fund's investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund's portfolio securities holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.



          The Trust may distribute or authorize the distribution of information about a Fund's holdings that is not publicly available (on a website or otherwise) to a Fund's or an investment adviser's employees and affiliates that provide services to the Fund. The Trust may also distribute or authorize the distribution of information about a Fund's portfolio securities holdings that is not publicly available (on a website or otherwise) to the Trust's service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.



          In order to mitigate conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, sub-advisers, or principal underwriter, or any affiliated person of the Funds, their investment adviser, sub-adviser, or the Trust's principal underwriter, on the other, the Trust's Chief Compliance Officer (the "CCO") must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of the Funds' portfolio securities holdings. The Trust's CCO must report all arrangements to disclose the Funds' portfolio securities holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.



          Before any non-public disclosure of information about a Fund's portfolio securities holdings, the CCO will require the recipient of such non-public Fund portfolio securities holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the Fund's portfolio securities holdings information only in a manner consistent with the Trust's policies and procedures and any applicable confidentiality agreement.



          Under no circumstances may the Trust, the Fund or an investment adviser or sub-adviser or their affiliates receive any consideration or compensation for disclosing portfolio securities holdings information.



          Each of the following third parties have been approved to receive the Funds' portfolio holdings information: (i) the Trust's administrator and accounting agent; (ii) the Trust's independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) the Trust's custodian in connection with its custody of the Trust's assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poors. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Trust's portfolio securities holdings information without specific authorization. The Fund's investment advisers and service providers will establish procedures to ensure that the Trust's portfolio securities holdings information is only disclosed in accordance with these policies.



          The identity of persons with which the Trust has ongoing arrangements to provide portfolio securities holdings information is set forth below. In order to solicit prices on various fixed income securities, certain of the Funds share this information with the broker dealers listed below on a periodic basis as needed, with as little as a one day lag:


               Banc of America
               Barclays Capital Inc.
               Bear Stearns & Co. Inc.
               Bloomberg
               Commerce Capital Markets, Inc.
               Crane Data LLC
               Factset
               Fidelity
               Interactive Data
               Investedge
               Legg Mason Wood Walker
               Lehman Brothers
               Lipper
               Longview
               Loop Capital Markets
               Maslow
               Morgan Stanley
               Morningstar
               Piper Jaffray & Company
               Plexus
               RBC Dain Rauscher
               Standard & Poor's
               Starboard Capital Markets LLC
               Stephens Inc.
               Stern, Agee & Leach
               Stone & Youngberg
               Thompson Financial
               Vestek
               Wachovia Securities
               William Blair & Co., L.L.C.

                             INVESTMENT LIMITATIONS

          Except as otherwise provided, the Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund's assets or redemptions of shares will not be considered a violation of the limitation. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.

          Each Fund will not as a matter of fundamental policy:

          1. purchase the securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

          2. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that the Prime Fund may invest more than 25% of its total assets in the obligations of banks;

          3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Fund's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

          4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Fund's total assets;

          5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

          6. purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

          7. purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

          8. issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur, provided that the Fund's use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.

          With respect to the exclusion from the investment limitation described in number 2 above, the Funds have been advised that it is the SEC staff's current position, that the exclusion may be applied only to U.S. bank obligations; the Funds, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

          The following non-fundamental policies apply to each Fund unless otherwise indicated, and the Board may change them without shareholder approval. Each Fund will not:

          1. make short sales of securities except short sales "against the box;"

          2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

          3. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Fund's bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

          4. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or


          5. with respect to the Prime Fund and U.S. Government Fund only, purchase the securities of any one issuer if as a result more than 5% of the Funds' total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                              TRUSTEES AND OFFICERS

          The following tables present certain information regarding the Trustees and officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Funds' investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Funds' investment adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.


                                                                                                    NUMBER OF FUNDS      OTHER
                                                                           PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX  DIRECTORSHIPS
                              POSITION(S) HELD        TERM OF OFFICE AND         DURING PAST          OVERSEEN BY       HELD BY
NAME AND DATE OF BIRTH           WITH TRUST         LENGTH OF TIME SERVED        FIVE YEARS            TRUSTEE(1)       TRUSTEE
----------------------    ------------------------  ---------------------  -----------------------  ---------------  -------------
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN(2)    Trustee                   Shall serve until      Executive Vice                  27        None
Date of Birth: 2/49                                 death, resignation or  President and Chief
                                                    removal. Trustee       Investment Officer of
                                                    since October 1998;    Wilmington Trust
                                                    President and          Company from 1996 to
                                                    Chairman of the Board  2005; President of
                                                    from October 1998 to   Rodney Square
                                                    January 2006.          Management Corporation
                                                                           ("RSMC") from 1996 to
                                                                           2005; Vice President of
                                                                           RSMC from 2005 to 2006.

NEIL WOLFSON(3)           Trustee, President and    Shall serve at the     Chief Investment                27        None
Date of Birth: 6/64       Chief Executive Officer   pleasure of the Board  Officer of Wilmington
                                                    and until successor    Trust Investment
                                                    is elected and         Management, LLC
                                                    qualified. Trustee     ("WTIM") since July
                                                    since September 2005;  2004; Previously,
                                                    President and Chief    Partner with KPMG
                                                    Executive Officer      (public accounting) from
                                                    since January 2006.    1996 to 2004.


----------

(1) The "Fund Complex" currently consists of the Trust (27 funds) and CRM Mutual Fund Trust (5 funds).


(2) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee".

(3) Mr. Wolfson is an "Interested Trustee" by reason of his position as an officer of WTIM and RSMC.

                                                                                                    NUMBER OF FUNDS      OTHER
                                                                           PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX  DIRECTORSHIPS
                              POSITION(S) HELD        TERM OF OFFICE AND         DURING PAST          OVERSEEN BY       HELD BY
NAME AND DATE OF BIRTH           WITH TRUST         LENGTH OF TIME SERVED        FIVE YEARS            TRUSTEE(1)       TRUSTEE
----------------------    ------------------------  ---------------------  -----------------------  ---------------  -------------
INDEPENDENT TRUSTEES

ROBERT ARNOLD             Trustee                   Shall serve until      Founder and co-manager,         27        First Potomac
Date of Birth: 3/44                                 death, resignation or  R. H. Arnold & Co.,                       Realty Trust
                                                    removal. Trustee       Inc. (investment                          (real estate
                                                    since May 1997.        banking company) since                    investment
                                                                           1989.                                     trust)

DR. ERIC BRUCKER          Trustee                   Shall serve until      Professor of Economics,         27        None
Date of Birth: 12/41                                death, resignation or  Widener University
                                                    removal. Trustee       since July 2004;
                                                    since October 1999.    formerly, Dean, School
                                                                           of Business
                                                                           Administration of
                                                                           Widener University from
                                                                           2001 to 2004; Dean,
                                                                           College of Business,
                                                                           Public Policy and
                                                                           Health at the
                                                                           University of Maine
                                                                           from September 1998 to
                                                                           June 2001.

NICHOLAS GIORDANO         Trustee and Chairman of   Shall serve until      Consultant, financial           27        Kalmar Pooled
Date of Birth: 3/43       the Board                 death, resignation or  services organizations                    Investment
                                                    removal. Trustee       from 1997 to present;                     Trust;
                                                    since October 1998;    Interim President,                        Independence
                                                    Chairman of the Board  LaSalle University from                   Blue Cross;
                                                    since January 2006.    1998 to 1999.                             IntriCon
                                                                                                                     Corporation
                                                                                                                     (industrial
                                                                                                                     furnaces and
                                                                                                                     ovens).

LOUIS KLEIN, JR.          Trustee                   Shall serve until      Self-employed financial         32        CRM Mutual
Date of Birth: 5/35                                 death, resignation or  consultant since 1991.                    Fund Trust
                                                    removal. Trustee                                                 (since June
                                                    since October 1999.                                              2005); WHX
                                                                                                                     Corporation
                                                                                                                     (industrial
                                                                                                                     manufacturer).


                                                                                                    NUMBER OF FUNDS      OTHER
                                                                           PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX  DIRECTORSHIPS
                              POSITION(S) HELD        TERM OF OFFICE AND         DURING PAST          OVERSEEN BY       HELD BY
NAME AND DATE OF BIRTH           WITH TRUST         LENGTH OF TIME SERVED        FIVE YEARS            TRUSTEE(1)       TRUSTEE
----------------------    ------------------------  ---------------------  -----------------------  ---------------  -------------
JOHN J. QUINDLEN          Trustee                   Shall serve until      Retired since 1993.             27        None
Date of Birth: 5/32                                 death, resignation or
                                                    removal. Trustee
                                                    since October 1999.

MARK A. SARGENT           Trustee                   Shall serve until      Dean and Professor of           27        None
Date of Birth: 4/51                                 death, resignation or  Law, Villanova
                                                    removal. Trustee       University School of
                                                    since November 2001.   Law since July 1997.


     As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the investment advisers of the Funds or Distributor, or of any of their respective affiliates, nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.


EXECUTIVE OFFICERS

                                                                                                    NUMBER OF FUNDS      OTHER
                                                                           PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX  DIRECTORSHIPS
NAME, ADDRESS AND             POSITION(S) HELD        TERM OF OFFICE AND         DURING PAST          OVERSEEN BY       HELD BY
  DATE OF BIRTH                  WITH TRUST         LENGTH OF TIME SERVED        FIVE YEARS            TRUSTEE(1)       TRUSTEE
-----------------         ------------------------  ---------------------  -----------------------  ---------------  -------------
ERIC K. CHEUNG            Vice President            Shall serve at the     Vice President,                 N/A            N/A
1100 North Market Street                            pleasure of the Board  Wilmington Trust
Wilmington, DE 19890                                and until successor    Company since 1986; and
Date of Birth: 12/54                                is elected and         Vice President and
                                                    qualified. Officer     Director, RSMC since
                                                    since October 1998.    2001.

JOSEPH M. FAHEY, JR.      Vice President            Shall serve at the     Vice President, RSMC            N/A            N/A
1100 North Market Street                            pleasure of the Board  since 1992.
Wilmington, DE 19890                                and until successor
Date of Birth: 1/57                                 is elected and
                                                    qualified. Officer
                                                    since November 1999.

EXECUTIVE OFFICERS

                                                                                                    NUMBER OF FUNDS      OTHER
                                                                           PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX  DIRECTORSHIPS
NAME, ADDRESS AND             POSITION(S) HELD        TERM OF OFFICE AND         DURING PAST          OVERSEEN BY       HELD BY
  DATE OF BIRTH                  WITH TRUST         LENGTH OF TIME SERVED        FIVE YEARS            TRUSTEE(1)       TRUSTEE
-----------------         ------------------------  ---------------------  -----------------------  ---------------  -------------
JOHN J. KELLEY            Vice President, Chief     Shall serve at the     Vice President of RSMC          N/A            N/A
1100 North Market Street  Financial Officer,        pleasure of the Board  since July 2005; Vice
Wilmington, DE 19890      Treasurer & Secretary     and until successor    President of PFPC Inc.
Date of Birth: 9/59                                 is elected and         from January 2005 to
                                                    qualified. Officer     July 2005; Vice
                                                    since September 2005.  President of
                                                                           Administration, 1838
                                                                           Investment Advisors, LP
                                                                           from 1999 to 2005;
                                                                           Chief Compliance
                                                                           Officer, 1838
                                                                           Investment Advisors, LP
                                                                           from 2004 to 2005.

WILLIAM P. RICHARDS, JR.  Vice President            Shall serve at the     Managing Director,              N/A            N/A
100 Wilshire Boulevard                              pleasure of the Board  Roxbury Capital
Suite 1000                                          and until successor    Management LLC
Santa Monica, CA 90401                              is elected and         (registered investment
Date of Birth: 11/36                                qualified. Officer     adviser) since 1998.
                                                    since November 2004.

ANNA M. BENCROWSKY        Chief Compliance Officer  Shall serve at the     Chief Compliance                N/A            N/A
1100 North Market Street                            pleasure of the Board  Officer, Rodney Square
Wilmington, DE 19890                                and until successor    Management Corporation
Date of Birth: 5/51                                 is elected and         since 2004; Vice
                                                    qualified; Officer     President and Chief
                                                    since September 2004.  Compliance Officer,
                                                                           1838 Investment
                                                                           Advisors, LP from 1998
                                                                           to 2004.


          RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Funds' financial operations and performance, oversee the activities and legal compliance of the Funds' investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Funds' proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of eight individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met six times during the fiscal year ended June 30, 2006. The Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

          AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Quindlen serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent registered public accountants; (2) review and approve the scope of the independent registered public accountants' audit activity; (3) review the financial statements which are the subject of the independent registered public accountants' certifications; and (4) review with such independent registered public accountants the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2006, there were four meetings of the Audit Committee.



          NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of whom is an Independent Trustee. Mr. Sargent serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. During the fiscal year ended June 30, 2006, there were three meetings of the Nominating and Governance Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of a Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.



          REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker, Christian and Sargent. Each Regulatory Oversight Committee member is an Independent Trustee except for Mr. Christian. Dr. Brucker serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board's compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust's CCO regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust's Rule 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of the portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust's investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust's valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust's, investment adviser's, sub-advisers' and principal underwriter's 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO's performance. During the fiscal year ended June 30, 2006, there were four meetings of the Regulatory Oversight Committee.



          SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustees within the Fund Complex, as of December 31, 2005.

                                                              AGGREGATE DOLLAR RANGE
                                                              OF EQUITY SECURITIES IN
                                                             ALL REGISTERED INVESTMENT
                                                           COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE        DOLLAR RANGE OF EQUITY SECURITIES        WITHIN THE FAMILY OF
/PORTFOLIO                 IN EACH FUND OF THE TRUST           INVESTMENT COMPANIES
---------------        ---------------------------------   -----------------------------
INTERESTED TRUSTEES
Robert J. Christian                   NONE                         Over $100,000
Neil Wolfson                          NONE                       $10,001-$50,000
INDEPENDENT TRUSTEES
Robert Arnold                         NONE                         Over $100,000
Eric Brucker                          NONE                      $50,001-$100,000
Nicholas Giordano                     NONE                      $50,001-$100,000
Louis Klein, Jr.                      NONE                         Over $100,000
John J. Quindlen                      NONE                         Over $100,000
Mark A. Sargent                       NONE                       $10,001-$50,000


          As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.


          COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid to the Independent Trustees during the fiscal year ended June 30, 2006 for their service to the Trust and the total compensation paid to the Trustees by the Fund complex:



                                                 PENSION OR                            TOTAL
                                                 RETIREMENT                         COMPENSATION
                              AGGREGATE      BENEFITS ACCRUED      ESTIMATED           FROM
                             COMPENSATION       AS PART OF      ANNUAL BENEFITS   FUND COMPLEX (1)
INDEPENDENT TRUSTEE         FROM THE TRUST    TRUST EXPENSES    UPON RETIREMENT   PAID TO TRUSTEES
--------------------        --------------   ----------------   ---------------   ----------------
Robert H. Arnold                $55,500            None              None              $55,500
Dr. Eric Brucker                $56,500            None              None              $56,500
Nicholas Giordano               $71,750            None              None              $71,750
Louis Klein, Jr.                $56,500            None              None              $89,833
Clement C. Moore, III (1)       $59,500            None              None              $59,500
John J. Quindlen                $63,250            None              None              $63,250
Mark A. Sargent                 $64,000            None              None              $64,000


----------

(1)  Mr. Moore resigned as a Trustee on July 31, 2006.


                                 CODE OF ETHICS


          In accordance with Rule 17j-1 of the 1940 Act, the Trust, each investment adviser and sub-adviser to the Funds and the distributor have adopted a code of ethics (each, a "Code" and together, the "Codes").



          The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the distributor or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.

             Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code adopted by RSMC, personal trading is subject to pre-clearance and other conditions set forth in the Code. The Codes are on public file as exhibits to the Trust's registration statement with the SEC.



           On an annual basis or whenever deemed necessary, the Board reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


          Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to "control" the Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of August 31, 2006 officers and Trustees of the Trust owned individually and together less than 1% of the Fund's outstanding shares. As of August 31, 2006, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:



                                                          OWNERSHIP
NAME, CITY AND STATE                                     PERCENTAGE
--------------------                                     ----------
WILMINGTON PRIME FUND - INSTITUTIONAL SHARES
   Lack & Lindsay                                          73.10%
   Wilmington, DE 19890

   Wilmington Moderate Asset Allocation Fund                7.17%
   Wilmington, DE 19890

   Wilmington Aggressive Asset Allocation Fund              5.00%
   Wilmington, DE 19890

WILMINGTON PRIME FUND - SERVICE SHARES
   Lack & Lindsay                                          75.76%
   Wilmington, DE 19890

   Wilmington Trust Company                                17.18%
   Wilmington, DE 19890

WILMINGTON TAX-EXEMPT FUND - INSTITUTIONAL SHARES
   Saxon & Co.                                             89.72%
   Philadelphia, PA 19153

WILMINGTON TAX-EXEMPT FUND - CLASS W SHARES
   Lack & Lindsay                                          83.77%
   Wilmington, DE 19890

   Wilmington Trust Company                                14.92%
   Wilmington, DE 19890

WILMINGTON U.S. GOVERNMENT FUND - INSTITUTIONAL SHARES
   Wilmington Trust Company                                69.54%
   Wilmington, DE 19890

   Industrial Sales and Factoring Corp.                    14.25%
   Wilmington, DE 19801

   The Williams Law Firm PA                                 6.43%
   Wilmington, DE 19801-5401

WILMINGTON U.S. GOVERNMENT FUND - SERVICE SHARES
   Lack & Lindsay                                          81.23%
   Wilmington, DE 19890

   Wilmington Trust Company                                18.12%
   Wilmington, DE 19890


                  INVESTMENT ADVISORY AND SUB-ADVISORY SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

WILMINGTON TRUST INVESTMENT MANAGEMENT LLC

          RSMC serves as the investment adviser to the Funds. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.


          Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Trust Investment Management, LLC, wholly owned subsidiaries of Wilmington Trust Corporation are each registered investment advisers. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust is a registered investment adviser and broker-dealer. Cramer Rosenthal McGlynn LLC ("CRM") and Roxbury Capital Management ("Roxbury") are each registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.


          Pursuant to an investment advisory agreement between the Trust and RSMC dated July 1, 2005, RSMC manages the assets of the Funds (the "Investment Advisory Agreement"). Prior to July 1, 2005, shareholders of each of the Funds approved a substantially identical agreement with RSMC with respect to the management of the Funds' assets. That agreement was replaced by the Investment Advisory Agreement in connection with the reorganization of the Trust and its portfolios investment structure from a master/feeder structure to a traditional stand-alone fund structure. Prior to the withdrawal from the master/feeder structure, fees paid to RSMC were paid by one or more series of the master in which the feeder fund invested. Fees paid after July 1, 2005 are paid directly to RSMC by the Funds.


          The Investment Advisory Agreement has an initial term of one year and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Trust or the investment adviser on 60 days' written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, RSMC is entitled to receive the following annual investment advisory fees, paid monthly as percentage of average daily net assets of each Fund:



ANNUAL FEE (AS A % OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------
0.37% of the first $1 billion in assets;
0.33% of the next $500 million in assets;
0.30% of the next $500 million in assets; and
0.27% of assets in excess of $2 billion



          For its services as investment adviser, RSMC received the following fees paid by the Funds during the period indicated:



                        12 MONTHS
                          ENDED
FUND                     6/30/06
----                   ----------
Prime Fund             $8,149,351
U.S. Government Fund   $2,883,493
Tax-Exempt Fund        $1,400,105



          For its services as investment adviser to each Fund's respective master series of WT Investment Trust I, RSMC received the following fees paid for the fiscal years ended June 30, 2004 and 2005:



                       FISCAL YEAR ENDED   FISCAL YEAR ENDED
FUND                     JUNE 30, 2005       JUNE 30, 2004
----                   -----------------   -----------------
Prime Fund                 $7,097,060          $9,499,643
U.S. Government Fund       $2,991,098          $4,282,870
Tax-Exempt Fund            $1,583,642          $2,147,721



          ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund's investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund's objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, each investment adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the investment adviser may at any time or times, upon approval by the Board, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the investment adviser delegates any or all of its duties as listed above.


          The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.


          The salaries of any officers and the Interested Trustees who are affiliated with the investment adviser and the salaries of all personnel of the investment adviser performing services for each Fund relating to research, statistical and investment activities are paid by the investment adviser.


          Each class of shares of the Funds pays its respective pro rata portion of the advisory fee payable by the Fund.

          SUB-ADVISORY SERVICES. Wilmington Trust Investment Management, LLC ("WTIM"), located at 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month. For the fiscal years ended June 30, 2004, 2005 and 2006, RSMC did not pay any sub-advisory fees to WTIM with respect to sub-advisory services provided by WTIM to the Funds.



          Prior to November 1, 2005, WTIM has provided research and consulting services to RSMC since January 1, 2005 and WTIM's predecessor, Balentine & Company, LLC provided these same services to RSMC since July 1, 2003. WTIM and/or Balentine & Company received the following fees from RSMC (not the Funds) for its services during the Fund's last three fiscal years:



                   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                      ENDED           ENDED           ENDED
                  June 30, 2006   June 30, 2005   June 30, 2004
                  -------------   -------------   -------------
Consulting Fees      $200,734        $551,261        $101,993


                     ADMINISTRATION AND ACCOUNTING SERVICES

          Pursuant to an Administration Agreement dated May 1, 2006, RSMC performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust's registration statement, assisting in obtaining the fidelity bond and directors' and officers'/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board meetings, maintaining the Trust's corporate calendar, maintaining Trust contract files, providing non-investment related statistical and research data as may be requested by the Board, and providing executive and administrative services to support the Independent Trustees. Pursuant to a Sub-Administration and Accounting Services Agreement dated May 1, 2006, PFPC Inc. ("PFPC") performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds.


          Prior to May 1, 2006, pursuant to an Administration and Accounting Services Agreement dated October 1, 2004, PFPC Inc. ("PFPC") performed certain administrative services for the Trust and the Funds in addition to the accounting services it currently provides. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services.



          For its services as administrator or sub-administrator, as the case may be, for the fiscal years ended June 30, 2006, 2005, and 2004, RSMC received the following fees paid by the Funds during the period indicated:



                       FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
FUND                     JUNE 30, 2006       JUNE 30, 2005       JUNE 30, 2004
----                   -----------------   -----------------   -----------------
Prime Fund                  $72,885             $513,458           $588,622
U.S. Government Fund        $22,521             $209,547           $262,439
Tax-Exempt Fund             $11,301             $111,724           $146,928



          For its services as administrator or sub-administrator, as the case may be, for the fiscal years ended June 30, 2006, 2005, and 2004, each Fund paid PFPC the following fees, after waivers, during the period indicated:



                       FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
FUND                     JUNE 30, 2006       JUNE 30, 2005       JUNE 30, 2004 *
----                   -----------------   -----------------   -----------------
Prime Fund                 $1,138,971           $823,218              $__
U.S. Government Fund       $  505,101           $419,468              $__
Tax-Exempt Fund            $  275,348           $266,667              $__



----------
* Fees for services provided by PFPC were not paid by the Funds; instead RSMC paid PFPC for its services from the fees it collected under the advisory and administration agreement with the Funds.



          Pursuant to a Compliance Services Agreement dated May 1, 2006, RSMC also provides the following services to the Trust and the Funds: employs an individual suitable to the Board to fulfill the role of CCO of the Trust; monitors each Fund's compliance with the investment restrictions as are set forth in the 1940 Act and the rules thereunder, the Internal Revenue Code, and the investment objectives, policies and restrictions of the Trust applicable to each Fund of the Trust and provides regular reports on such compliance; and assists the Trust's CCO to maintain the policies and procedures that are reasonably designed to prevent violations of the securities laws and regulations. In consideration of the provision of these services, RSMC, investment adviser to the Funds, receives an annual fee equal to three-fourths of the CCO's total compensation.

                          ADDITIONAL SERVICE PROVIDERS


          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young, LLP serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. Ernst & Young, LLP is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.


          LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.


          CUSTODIAN. Wilmington Trust Company ("Custodian"), 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust's foreign custody manager.


          TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Trust's Transfer Agent and Dividend Paying Agent.

                             DISTRIBUTION OF SHARES


          Professional Funds Distributor, LLC (the "Distributor"), located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds' shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.



          Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives shareholder service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds' Class W Shares.



          The Distribution Agreement became effective as of January 1, 2004 and continued in effect for a period of two years. Thereafter, the agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.


          The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund, on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

          BROKERAGE TRANSACTIONS. An investment adviser places portfolio transactions on behalf of a Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by an investment adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by a Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and to sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

          When buying or selling securities, a Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or a Fund.


          BROKERAGE SELECTION. The primary objective of each investment adviser in placing orders on behalf of a Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, an investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to a Fund or to the investment adviser. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser may place trades with certain brokers with which it is under common control, including Wilmington Brokerage Services Co., an indirect, wholly-owned subsidiary of Wilmington Trust Corporation, provided that it determines that the affiliate's services and costs are comparable to those of non-affiliated, qualified brokerage firms. In selecting and monitoring broker-dealers and negotiating commissions, an investment adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser may use such broker-dealers to effect securities transactions. Preference may be given to brokers who provide research or statistical material or other services to the Funds, or to the investment adviser, subject to investment advisers' duty to seek best execution.


          Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, may lawfully cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker.

          Research services received from broker-dealers supplement the investment adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

          Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.


          ALLOCATION OF FUND TRANSACTIONS. Some of an investment adviser's other clients have investment objectives and programs similar to those of the Funds. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of each investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between a Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.


                       CAPITAL STOCK AND OTHER SECURITIES

          Each Fund offers Institutional Shares and Class W Shares; the Prime Fund and the U.S. Government Fund also offer Service Shares. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.


          The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Service Shares of a Fund pay Rule 12b-1 distribution expenses of up to a maximum of 0.25% of the average daily net assets of a Fund's Class W Shares and a shareholder service fee of up to a maximum of 0.25% of the Fund's average daily net assets of a Fund's Service Shares, and (ii) the Class W Shares of a Fund pay a shareholder service fee of up to a maximum of 0.25% of the average net assets of a Fund's Service Shares. The net income attributable to Service Shares or Class W Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service fees or Rule 12b-1 distribution fees; accordingly, the net asset value of the Service Shares and Class W Shares will be reduced by such amount to the extent the Fund has undistributed net income. In addition, shareholders of each Fund's Service Shares have exclusive voting rights with respect to any the Rule 12b-1 distribution plan pursuant to which the distribution fee may be paid.


          Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class thereof take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

          The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

          PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

          Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

          Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the applicable minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares through an AIP will be effected at their offering price at 12:00 p.m. Eastern time for the Tax-Exempt Fund, or at 2:00 p.m. Eastern Time for the Prime Money Market and U.S. Government Funds, on or about the 20th day of the month. For an application for the AIP, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

          Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

          REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:


          By Check: You may utilize the checkwriting option to redeem shares of the Prime Fund, U.S. Government Fund and Tax-Exempt Fund by drawing a check for $500 or more against a Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from your Fund account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Fund shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "insufficient funds" and returned checks. These charges will be paid by redeeming an appropriate number of Fund shares automatically. Each Fund and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the checkwriting service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for service organization clients who are provided a similar service by those organizations.



          By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemption or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

          Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares through an SWP will be effected at the NAV determined on or about the 25th day of the month. With respect to the Prime Fund and the U.S. Government Fund, the redemption of Fund shares through an SWP will be reflected at the NAV determined at 2:00 p.m. Eastern time on the automatic redemption date. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

          Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

          Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

          The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

          A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) it is ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

          Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

          PRICING OF SHARES. Each Fund's securities are valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of a Fund's securities based upon their amortized cost and the accompanying maintenance of each Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, the Board has established procedures delegating to the investment adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of each Fund's holdings to determine whether a Fund's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Board will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.


          Should a Fund incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Board would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Board could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

          The net asset value per share is determined as of 12:00 noon Eastern time for the Tax-Exempt Fund, and as of 2:00 p.m. and 5:00 p.m. Eastern time for the Prime Fund and U.S. Government Fund, on each business day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). The net asset value per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund.

          In valuing a Fund's assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

          Dividends from the Funds are declared on each business day after 5:00 p.m. Eastern time and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-business days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semi-annual accounting period. A portion of the dividends paid by the U.S. Government Fund may be exempt from state taxes.

                              TAXATION OF THE FUNDS


          GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund has qualified, elected and intends to continue to qualify to be classified as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify or continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain determined without regard to the deduction for dividends paid and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of (i) any one issuer, (ii) any two or more issuers that a Fund controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses, or (iii) one or more "qualified publicly traded partnerships."


          If a Fund fails to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

          Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain income for the one-year period ending on October 31 of that year, plus certain other amounts.

          Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder's income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund. Under present law, an individual's long-term capital gains are taxed at a stated rate of 15%.

          If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.

          If a Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund received from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

          Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

          Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

          Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares.


          Distributions from a Fund's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Because each Fund's net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders or to be taxed at capital gain rates as qualified dividend income.


          The Tax-Exempt Fund will be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under Section 103(a) of the Code; the Fund intends to continue to satisfy this requirement. Distributions that the Fund properly designates as exempt-interest dividends are treated by its shareholders as interest excludable from their gross income for federal income tax purposes but may be tax preference items for purposes of the Alternative Minimum Tax ("AMT"). If the aggregate exempt interest dividends exceed the Fund's net tax-exempt income, then only a portion of the excess dividend will be excludable from the shareholders' gross income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. In order to qualify to pay exempt-interest dividends, each Fund may be limited in its ability to engage in taxable transactions such as repurchase agreements, options and futures strategies and portfolio securities lending.

          Tax-exempt interest attributable to certain "private activity bonds" ("PABs") (including, in the case of a RIC receiving interest on those bonds, a proportionate part of the exempt-interest dividends paid by the RIC) is a tax preference item for AMT purposes. Furthermore, even interest on tax-exempt securities held by the Fund that are not PABs, which interest otherwise would not be a tax preference item, nevertheless may be indirectly subject to the AMT in the hands of corporate shareholders when distributed to them by the Fund. Generally, PABs are issued by or on behalf of public authorities to finance various privately operated facilities. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or PABs should consult their tax advisors before purchasing the Fund's shares. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

          Individuals who receive Social Security and railroad retirement benefits may be required to include up to 85% of such benefits in taxable income if their modified adjusted gross income (including income from tax-exempt sources such as the Tax-Exempt Fund) plus 50% of their benefits exceeds a certain base amount. Exempt-interest dividends from the Fund still are tax-exempt to the extent described in the prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

          The Tax-Exempt Fund informs shareholders within 60 days after their fiscal year-end of the percentage of its income distributions designated as exempt-interest dividends. The percentage is applied uniformly to all distributions made during the year, so the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

          SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Fund in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Code Section 988 discussion below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

          CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Fund on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

          SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Fund has a long-term holding period.

          STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions may not be entirely clear in all instances.

          CONSTRUCTIVE SALE. If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest, the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

          STATE AND LOCAL TAXES. Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to the federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in a Fund. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder's share of the taxable income or loss of a Fund generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.

          The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.


                              FINANCIAL STATEMENTS



          Audited financial statements of each Fund and financial highlights of the Class W Shares of the Tax-Exempt Money Market Fund (formerly Service Shares) for the fiscal year ended June 30, 2006, are set forth in the Annual Report to shareholders, including the notes thereto and the report of Ernst & Young, LLP thereon. The Annual Report is incorporated herein by reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Moody's Investors Service, Inc. ("Moody's"), Standard &Poor's(R) ("S&P") and Fitch Ratings, Inc. ("Fitch") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P(R) and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of a Fund to continue to hold the securities.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.

Fitch credit ratings are an opinion on the relative ability of an entity's financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

                            SHORT-TERM CREDIT RATINGS

Moody's

Moody's employs the following:

"P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

"P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

"P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

"NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:

"A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. Ratings of "B-1," "B-2," and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B-1" - Obligations are regarded as having speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

"B-2" - Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative - grade capacity to meet its financial commitments over the short-term compared to other speculative
- grade obligors.

"B-3" - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weak capacity to meet its financial commitments over the short-term compared to other speculative - grade obligations.

"C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Fitch

Fitch short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

"RD" - Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

"D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

"NR" - This designation indicates that Fitch does not publicly rate the issuer or issue in question.

"Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

                            LONG-TERM CREDIT RATINGS

Moody's

The following summarizes the ratings used by Moody's for long-term debt:

"Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

"Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

"A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

"Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

"Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

"B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

"Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

"Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

"C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

The following summarizes the ratings used by S&P for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" rating also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

"N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

The following summarizes long-term ratings used by Fitch:

"AAA" - Securities considered to be investment grade and of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Securities considered to be investment grade and of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" - Securities considered to be investment grade and of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

"BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

"DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

"NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

Moody's

Watchlist: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade ("UPG"), on review for possible downgrade ("DNG"), or more rarely with direction uncertain ("UNC"). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive ("POS"), Negative ("NEG"), Stable ("STA") and Developing ("DEV" -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A "RUR" (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, "NOO" (No Outlook) may be displayed.

S&P

Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

     -    "Positive" means that a rating may be raised.

     -    "Negative" means that a rating may be lowered.

     -    "Stable" means that a rating is not likely to change.

     -    "Developing" means a rating may be raised or lowered.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be "positive", "stable" or "negative". A positive" or "negative" Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to "positive" or "negative" if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as "evolving".

                             MUNICIPAL NOTE RATINGS

Moody's

Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

"MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

"MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

"SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

VMIG rating expirations are a function of each issue's specific structural or credit features.

"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by S&P for municipal notes:

"SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Fitch

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                 WT MUTUAL FUND

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.


(a)(i)(a)      Amended and Restated Agreement and Declaration of Trust of WT
               Mutual Fund (the "Trust"). (9)

(a)(i)(b)      Amended Schedule A to Amended and Restated Agreement and
               Declaration of Trust of the Trust. (26)

(a)(ii)        Certificate of Trust dated June 1, 1994. (1)

(a)(iii)       Certificate of Amendment to Certificate of Trust dated October 7,
               1994. (2)

(a)(iv)        Certificate of Amendment to Certificate of Trust dated October
               20, 1998. (3)

(b)            Amended and Restated By-Laws. (9)

(c)            See Articles III, VII, and VIII of Registrant's Amended and
               Restated Agreement and Declaration of Trust. (9)

(d)(i)(a)      Advisory Agreement between the Registrant and Rodney Square
               Management Corporation ("RSMC") dated July 1, 2005. (26)

(d)(i)(b)      Amended and Restated Schedules A and B dated March 9, 2006 to
               Advisory Agreement between the Registrant and RSMC. (26)

(d)(ii) Advisory Agreement between the Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury
               Micro-Cap Fund (the "Roxbury Funds"), and Roxbury Capital
               Management, LLC ("Roxbury") dated July 1, 2005. (23)

(d)(iii) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund (formerly, Wilmington
               International Strategic Allocation Fund), RSMC and Goldman Sachs
               Asset Management, L.P. ("GSAM") dated July 1, 2005. (22)

(d)(iv) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund (formerly, Wilmington
               International Strategic Allocation Fund), RSMC and Julius Baer
               Investment Management LLC ("JBIM") dated July 1, 2005. (23)

(d)(v) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Real Estate Securities Fund (formerly,
               Wilmington Real Estate Strategic Allocation Fund), RSMC and AEW
               Management and Advisors, L. P. ("AEW") dated July 1, 2005. (23)

(d)(vi)        Sub-Advisory Agreement among the Registrant, on behalf of
               Wilmington Multi-Manager Real Estate Securities Fund (formerly,
               Wilmington Real Estate Strategic Allocation Fund), RSMC and Real
               Estate Management Services Group LLC ("REMS") dated July 1, 2005.
               (22)

(d)(vii) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
               Large Cap Strategic Allocation Fund), RSMC and Armstrong Shaw
               Associates, Inc. ("ASA") dated July 1, 2005. (23)

(d)(viii) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
               Large Cap Strategic Allocation Fund), RSMC and Montag & Caldwell,
               Inc. ("M&C") dated July 1, 2005. (23)

(d)(ix) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Mid-Cap Fund (formerly, Wilmington Mid
               Cap Strategic Allocation Fund), RSMC and Bennett Lawrence
               Management, LLC ("BLM") dated July 1, 2005. (22)

(d)(x) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Mid-Cap Fund (formerly, Wilmington Mid
               Cap Strategic Allocation Fund), RSMC and Equity Investment
               Corporation ("EIC") dated July 1, 2005. (23)

(d)(xi) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington
               Small Cap Strategic Allocation Fund), RSMC and Batterymarch
               Financial Management, Inc. ("BFM") dated July 1, 2005. (23)

(d)(xii) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington
               Small Cap Strategic Allocation Fund), RSMC and Systematic
               Financial Management L.P. ("SFM") dated July 1, 2005. (23)

(d)(xiii)      Sub-Advisory Agreement among the Registrant, on behalf of
               Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
               Large Cap Strategic Allocation Fund), Wilmington Multi-Manager
               Mid-Cap Fund (formerly, Wilmington Mid Cap Strategic Allocation
               Fund), and Wilmington Multi-Manager Small-Cap Fund (formerly,
               Wilmington Small Cap Strategic Allocation Fund), RSMC and
               Parametric Portfolio Associates LLC. ("PPA") dated July 1, 2005.
               (23)

(d)(xiv) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
               Large Cap Strategic Allocation Fund), RSMC and First Quadrant, LP dated July 1, 2005. (23)

(d)(xv)        Sub-Advisory Agreement between the Registrant, on behalf of
               Wilmington Small-Cap Core Fund, and Roxbury dated July 1, 2005.
               (23)

(d)(xvi) Sub-Advisory Agreement between the Registrant, on behalf of Wilmington Small-Cap Core Fund, and CRM dated July 1, 2005. (23)

(d)(xvii)(a)   Sub-Advisory Agreement between the Registrant, RSMC and
               Wilmington Trust Investment Management, LLC ("WTIM") dated July
               1, 2005. (23)

(d)(xvii)(b)   Amended and Restated Schedule A to Sub-Advisory Agreement between the Registrant, RSMC and WTIM. (25)

(d)(xviii)     Expense Limitation Agreement dated September 1, 2005 between the
               Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury
               Small-Cap Growth Fund and Roxbury Micro-Cap Fund, and Roxbury.
               (24)

(d)(xix) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund, RSMC and The Boston
               Company Asset Management, LLC ("BCAM"). (26)

(d)(xx) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund, RSMC and Acadian
               Asset Management, Inc. ("Acadian"). (26)

(d)(xxi) Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund, RSMC and Standish
               Mellon Asset Management Company LLC ("Standish Mellon"). (26)

(d)(xxii)      Expense Limitation Agreement dated March 9, 2006 between
               Registrant and RSMC. (26)

(e)(i)(a)      Distribution Agreement between the Registrant and Professional
               Funds Distributor, LLC. (17)

(e)(i)(b)      Amended Exhibit A to Distribution Agreement between the
               Registrant and Professional Funds Distributor, LLC. (26)

(e)(ii)        Form of Broker-Dealer Agreement. (17)

(f)            Amended and Restated Deferred Compensation Plan for Independent
               Trustees. (25)

(g)(i)         Custody Agreement between the Registrant and Wilmington Trust
               Company ("Wilmington Trust"). (15)

(g)(ii)        Foreign Custody Agreement between the Trust and PFPC Trust
               Company. (15)

(g)(iii)       Sub-Custody Agreement among the Registrant, Wilmington Trust and
               PFPC Trust Company. (7)

(h)(i)(a)      Transfer Agency Agreement between the Registrant and PFPC Inc.
               (4)

(h)(i)(b)      Amendment to Transfer Agency Agreement between the Registrant and
               PFPC Inc. (11)

(h)(i)(c)      Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.
               (26)

(h)(ii) Administration Agreement dated May 1, 2006 between the Registrant and RSMC. (26)

(h)(iii)       Shareholder Service Plan for the Roxbury Funds. (24)

(h)(iv)        Shareholder Service Plan for Service Shares of Wilmington
               Multi-Manager Large Cap Fund (formerly, Wilmington Large Cap
               Strategic Allocation Fund), Wilmington Multi-Manager Mid Cap Fund
               (formerly, Wilmington Mid Cap Strategic Allocation Fund) and
               Wilmington Multi-Manager Small Cap Fund (formerly, Wilmington
               Small Cap Strategic Allocation Fund). (13)

(h)(v)         Shareholder Service Plan for Service Shares and Class W Shares of
               Wilmington Prime Money Market Fund, Wilmington U.S. Government
               Money Market Fund, and Wilmington Tax-Exempt Money Market Fund.
               (26)

(h)(vi)        Sub-Administration and Accounting Services Agreement dated May 1,
               2006 among the Trust, RSMC and PFPC Inc. (26)

(h)(vii)       Compliance Services Agreement dated May 1, 2006 between the
               Registrant and RSMC. (26)

(i)            Not applicable.

(j)            Consent of Ernst & Young LLP is filed herewith.

(k)            Not applicable.

(l)            None.

(m)            Amended and Restated Plan of Distribution Pursuant to Rule 12b-1.
               (25)

(n)            Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
               (26)

(p)(i)         Code of Ethics of the Registrant. (23)

(p)(ii)        Code of Ethics of Cramer Rosenthal McGlynn, LLC. (21)

(p)(iii)       Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)        Code of Ethics of GSAM. (15)

(p)(v)         Code of Ethics of JBIM. (11)

(p)(vi)        Code of Ethics of AEW. (12)

(p)(vii)       Code of Ethics of REMS. (13)

(p)(viii)      Code of Ethics of PPA. (14)

(p)(ix)        Code of Ethics of ASA. (14)

(p)(x)         Code of Ethics of M&C. (14)

(p)(xi)        Code of Ethics of BLM. (14)

(p)(xii)       Code of Ethics of EIC. (14)

(p)(xiii)      Code of Ethics of BFM. (14)

(p)(xiv)       Code of Ethics of SFM. (14)

(p)(xv)        Code of Ethics of RSMC. (23)

(p)(xvi)       Code of Ethics of First Quadrant, L.P. (19)

(p)(xvii)      Code of Ethics of WTIM. (26)

(p)(xviii)     Code of Ethics of BCAM. (26)

(p)(xix)       Code of Ethics of Acadian. (26)

(p)(xx)        Code of Ethics of Standish Mellon. (26)

(q)(i)(a)      Powers of Attorney for Robert H. Arnold, Eric Brucker, Robert J.
               Christian, Nicholas A. Giordano, Louis Klein, Jr., John J.
               Quindlen, and Mark A. Sargent. (27)

(q)(i)(b)      Power of Attorney for Neil Wolfson. (24)

----------
(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12) Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13) Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14) Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15) Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16) Previously filed with the SEC with Post-Effective Amendment No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17) Previously filed with the SEC with Post-Effective Amendment No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(18) Previously filed with the SEC with Post-Effective Amendment No. 26 on Form N-1A on August 27, 2004 and incorporated herein by reference.

(19) Previously filed with the SEC with Post-Effective Amendment No. 28 on Form N-1A on October 28, 2004 and incorporated herein by reference.

(20) Previously filed with the SEC with Post-Effective Amendment No. 29 on Form N-1A on December 17, 2004 and incorporated herein by reference.

(21) Previously filed with the SEC with Post-Effective Amendment No. 30 on Form N-1A on May 11, 2005 and incorporated herein by reference.

(22) Previously filed with the SEC with Post-Effective Amendment No. 31 on Form N-1A on July 1, 2005 and incorporated herein by reference.

(23) Previously filed with the SEC with Post-Effective Amendment No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(24) Previously filed with the SEC with Post-Effective Amendment No. 34 on Form N-1A on October 28, 2005 and incorporated herein by reference.

(25) Previously filed with the SEC with Post-Effective Amendment No. 36 on Form N-1A on February 2, 2006 and incorporated herein by reference.

(26) Previously filed with the SEC with Post-Effective Amendment No. 37 on Form N-1A on June 16, 2006 and incorporated herein by reference.

(27) Previously filed with the SEC with Post-Effective Amendment No. 39 on Form N-1A on August 29, 2006 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

                  WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

1.   Wilmington Trust Corporation
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, GTBA Holdings, Inc., and Wilmington Trust (UK) Limited. Organized as a Delaware corporation.

2.   Wilmington Trust Company
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     Organized as a Delaware-chartered bank and trust company.

3.   Wilmington Trust FSB
     111 South Calvert Street, 26th Floor
     Baltimore, Maryland 21202

     Federal savings bank headquartered in Maryland and a registered investment adviser.

4.   Wilmington Trust of Pennsylvania
     795 East Lancaster Avenue
     Villanova, Pennsylvania

     Commercial bank headquartered in Pennsylvania and organized as a Pennsylvania-chartered bank and trust company.

5.   WT Investments, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Corporation and an investment holding company organized as a Delaware corporation.

6.   Brandywine Finance Corporation
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company which is a finance company organized as a Delaware corporation.

7.   Brandywine Insurance Agency, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company and organized as a Delaware corporation

8.   Wilmington Trust SP Services, Inc.
     (f/k/a Delaware Corporate Management, Inc.)
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities. Organized as a Delaware corporation.

9.   Wilmington Trust SP Services (Nevada), Inc.
     (f/k/a Nevada Corporate Management, Inc.)
     3993 Howard Hughes Parkway, Suite 300
     Las Vegas, Nevada

     A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities. Organized as a Nevada corporation.

10.  Rodney Square Management Corporation
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Corporation and a registered investment adviser. . Organized as a Delaware corporation.

11.  Wilmington Brokerage Services Company
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment adviser. Organized as a Delaware corporation.

12.  100 West Tenth Street Corporation
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation. Organized as a Delaware corporation.

13.  Compton Realty Corporation
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center. . Organized as a Delaware corporation.

14.  Rodney Square Investors, L.P.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     98% owned by Wilmington Trust Company; 2% owned by Compton Realty Corporation. A Delaware limited partnership that holds title to the Wilmington Trust Center.

15.  Drew-VIII, Ltd.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company. Organized as a Delaware corporation.

16.  Siobain VI, Ltd.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company. . Organized as a Delaware corporation.

17.  Wilmington Trust SP Services (New York), Inc.
     (f/k/a WTC Corporate Services, Inc.)
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company that provides nexus and other services. . Organized as a Delaware corporation.

18.  Wilmington Trust SP Services (Delaware), Inc.
     (f/k/a Organization Services, Inc.)
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Delaware holding companies and other Delaware entities. . Organized as a Delaware corporation.

19.  Special Services Delaware, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions. Organized as a Delaware corporation.

20.  Wilmington Trust Investment Management, LLC
     (f/k/a Balentine & Company, LLC)
     3455 Peachtree Road
     Suite 2000
     Atlanta, Georgia 30325

     A Georgia limited liability company owned by Wilmington Trust Corporation.

21.  GTBA Holdings, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, DE 19890

     A subsidiary of Wilmington Trust Corporation that holds our interest in Grant Tani Barash & Altman, LLC. . Organized as a Delaware company.

22.  Grant Tani Barash & Altman, LLC
     Rodney Square North
     1100 North Market Street
     Wilmington, DE 19890

     A subsidiary of GTBA Holdings, Inc. A registered investment adviser . organized as a a Delaware limited liability company.

23.  Grant, Tani, Barash & Altman Management, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, DE 19890
     A subsidiary of GTBA Holdings, Inc.

     A management company that provides employees to Grant Tani Barash & Altman, LLC and a registered investment adviser. . Organized as a Delaware corporation.

24.  WTC Camden, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, DE 19890

     A subsidiary of Wilmington Trust Company organized as a Delaware corporation.

25.  Wilmington SP Services (California), Inc.
     (formerly California Corporate Management, Inc.)
     10250 Constellation Boulevard, Suite 2800
     Los Angeles, CA 90067-6882

     A California corporation that provides corporate services. A subsidiary of Wilmington Trust SP Services, Inc.

26.  Wilmington Trust SP Services (Vermont), Inc.
     30 Main Street, Suite 220
     Burlington, VT 05401

     A Vermont corporation that provides captive insurance management services. A subsidiary of Wilmington Trust SP Services, Inc.

27.  Wilmington Trust SP Services (South Carolina), Inc.
     (f/k/a Charleston Captive Management Company)
     145 King Street, Suite 102
     Charleston, SC 29401

     A South Carolina corporation that provides captive insurance management services. A subsidiary of Wilmington Trust SP Services, Inc.

28.  Wilmington Family Office, Inc.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware 19890

     A Delaware corporation that provides family office services. A subsidiary of GTBA Holdings, Inc.

29.  Wilmington Trust (Cayman), Ltd.
     4/F, Century Yard, Cricket Square
     Elgin Avenue
     George Town, Grand Cayman, Cayman Islands, B.W.I.

     A subsidiary of Wilmington Trust Company that provides trust services. Organized as a Cayman Islands corporation.

30.  Wilmington Trust (Channel Islands), Ltd.
     Seaton House,
     17 Seaton Place,
     St. Helier,
     Jersey, Channel Islands

     A subsidiary of Wilmington Trust Company that provides trust services. Organized as a Channel Islands corporation.

31.  Wilmington Trust (UK) Limited
     10 Upper Bank Street,
     London, E14 5JJ

     A subsidiary of Wilmington Trust Corporation. Incorporated under the laws of the United Kingdom

32.  Wilmington Trust SP Services (London) Limited
     (f/k/a SPV Management Limited)
     Tower 42, International Financial Centre
     25 Old Broad Street
     London, EC2N 1HQ

     A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services. Incorporated under the laws of the United Kingdom.

33.  SPV Advisers Limited
     Tower 42, International Financial Centre
     25 Old Broad Street
     London, EC2N 1HQ

     A subsidiary of Wilmington Trust (UK) Limited that serves as adviser to Wilmington Trust SP Services (London) Limited. Incorporated under the laws of the United Kingdom

34.  SPV Management Limited Note: name swap with No. 31 above
     (f/k/a Wilmington Trust SP Services (London) Limited)
     (f/k/a Lord SPV Limited)
     Tower 42, International Financial Centre
     25 Old Broad Street
     London, EC2N 1HQ

     A subsidiary of Wilmington Trust SP Services (London) Limited. Incorporated under the laws of the United Kingdom

35.  Wilmington Trust SP Services (Dublin) Limited
     (f/k/a SPV Management (Dublin) Limited)
     1st Floor, 7 Exchange Place, IFSC,
     Dublin 1, Ireland

     A subsidiary of Wilmington Trust SP Services (London) Limited that provides nexus and other services. Incorporated under the laws of Ireland

36.  Wilmington Trust SP Services (Channel Islands) Limited
     (f/k/a SPV Jersey Limited)
     Oak Walk,
     St. Peter,
     Jersey, JE3 7EF

     A subsidiary of Wilmington Trust SP Services (London) Limited that provides nexus and other services. Incorporated under the laws of Jersey

37.  Wilmington Trust SP Services (Cayman) Limited
     (f/k/a SPV Cayman Limited)
     Q&H Corporate Services Ltd.,
     Third Floor, Harbour Centre,
     P.O. Box 1348,
     Georgetown, Grand Cayman, BWI, Cayman Islands

     A subsidiary of Wilmington Trust SP Services (London) Limited that provides nexus and other services. Incorporated under the laws of the Cayman Islands

38.  Bedell SPV Management (Jersey) Limited
     26 New Street,
     St. Helier,
     Jersey JE2 3RA, Channel Islands

     51% owned by Wilmington Trust SP Services (London) Limited. Provides nexus and other services. Incorporated under the laws of Jersey

39.  Wilmington Trust (London) Limited
     25 Old Broad Street,
     London EC2N 1HQ

     A subsidiary of Wilmington Trust (UK) Limited that provides trust services. Incorporated under the laws of the United Kingdom.

40.  Wilmington Trust SP Services (Frankfurt) GmbH
     (f/k/a Mainsee 376 W GmbH)
     Steinweg 3-5
     60313 Frankfurt am Main
     Germany

     A subsidiary of Wilmington Trust (UK) Limited that provides that provides nexus and other services. Incorporated under the laws of Germany

41.  Wilmington Trust CI Holdings Limited
     4/F, Century Yard, Cricket Square, Hutchins Drive
     George Town, Grand Cayman, British West Indies

     A subsidiary of Wilmington Trust Corporation. A holding company incorporated under the laws of the Cayman Islands

42.  Wilmington Trust Corporate Services (Cayman) Limited
     4/F, Century Yard,
     Cricket Square,
     Hutchins Drive,
     George Town, Grand Cayman, B.W.I.

     A subsidiary of Wilmington Trust CI Holdings Limited. Incorporated under the laws of the Cayman Islands.

43.  Florence Limited
     4/F, Century Yard,
     Cricket Square,
     Hutchins Drive,

     George Town, Grand Cayman, B.W.I.

     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.

44.  Kendall Corporation Ltd
     4/F, Century Yard,
     Cricket Square,
     Hutchins Drive,
     George Town, Grand Cayman, B.W.I.

     A subsidiary Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.

45.  Sentinel Corporation
     4/F, Century Yard,
     Cricket Square,
     Hutchins Drive,
     George Town, Grand Cayman, B.W.I.

     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.

46.  Woodridge Corporation Ltd
     4/F, Century Yard,
     Cricket Square,
     Hutchins Drive,
     George Town,
     Grand Cayman, B.W.I.

     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.

47.  Redmond Limited
     4/F, Century Yard,
     Cricket Square,
     Hutchins Drive,
     George Town, Grand Cayman, B.W.I.

     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.

                                   AFFILIATES

1.   Cramer Rosenthal McGlynn, LLC
     White Plains, New York

     A registered investment adviser organized as a Delaware limited liability company. (77.24% equity interest owned by WT Investments, Inc.).

2.   Roxbury Capital Management, LLC
     Santa Monica, California

     A registered investment adviser organized as a Delaware limited liability company. (100% preferred interests owned by WT Investments, Inc.; 30% revenue interest owned by WT Investments, Inc.; 41.23% equity interest owned by WT Investments, Inc.).

3.   Clemente Capital, Inc.
     152 West 57th Street
     New York, New York 10017

     A registered investment adviser organized as New York corporation. (24.9% equity interest owned by WT Investments, Inc.).

4.   Camden Partners Holdings, LLC
     One South Street, Suite 215
     Baltimore, MD 21202

     A registered investment adviser organized as a Delaware limited liability company. (31.25% equity interest owned by WT Investments, Inc.).

5.   Camden Partners Private Equity Advisors, LLC
     One South Street, Suite 215
     Baltimore, MD 21202

     A registered investment adviser organized as a Delaware limited liability company. (100% owned by Camden Partners Holdings, LLC).

6.   The Independence Group, Ltd.
     c/o Mutual Risk Management (Cayman) Ltd.
     Genesis Building, Second Floor
     13 Jennett Street, P.O. Box 1363
     Georgetown,
     Grand Cayman, BWI

     Formation Date: 1/11/02 under the laws of Cayman Islands; No. of Units
Authorized: 35 units; Units Issued to Wilmington Trust Corporation: 1; One Voting Common Share, par value US$1.00, at a purchase price of US$100, and One Non-Voting Redeemable Preferred Share, par value US$1.00, at a purchase price of US$24,900.

INACTIVE SUBSIDIARIES

1.   WT Delaware Capital Corp. (shell company)
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware
     A Delaware corporation

2.   Brandywine Life Insurance Company, Inc. (shell company)
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes. Organized as a Delaware corporation

3.   Wilmington Trust Global Services, Ltd.
     Rodney Square North
     1100 North Market Street
     Wilmington, Delaware

     A subsidiary of Wilmington Trust Company that provides nexus and other services. Organized as a Delaware corporation.

4.   Charleston Captive Management, Inc. (shell company)
     145 King Street, Suite 102
     Charleston, SC 29401

     A South Carolina corporation.

ITEM 25. INDEMNIFICATION.

The Trust's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See
Article IX of the Agreement incorporated by reference as Exhibit 23(a)(i)(a) and
Article IX of the Trust's By-laws incorporated by reference as Exhibit 23(b)).

The Trust is party to an investment advisory agreement with each of RSMC and Roxbury and a sub-advisory agreement with each of CRM and Roxbury. Each of the foregoing investment advisory agreements and sub-advisory agreements with the Trust provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser or sub-adviser shall not be subject to liability to the Trust, any series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of an adviser or sub-adviser to any series of the Trust shall not automatically impart liability on the part of such adviser or sub-adviser to any other series of the Trust. No series of the Trust shall be liable for the obligations of any other series of the Trust.

The Trust is also party to a sub-advisory agreement with each of GSAM, JBIM, AEW, REMS, PPA, ASA, M&C, BLM, EIC, BFM, SFM, First Quadrant, WTIM, BCAM, Acadian and Standish Mellon. Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or RSMC, provided, however, that such acts or omissions shall not have resulted from the sub-adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.

Indemnification of Professional Funds Distributor, LLC (the "Distributor"), the Trust's principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 23(e)(1) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

Indemnification of PFPC in its capacity as sub-administrator and accounting agent against certain losses is provided for in Section 12 of the Sub-Administration and Accounting Services Agreement with PFPC incorporated by reference as Exhibit 23(h)(vi) hereto. The Trust, on behalf of each series of the Trust, agrees to indemnify and hold harmless PFPC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Trust or
(ii) upon oral instructions or written instructions. Neither PFPC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' or its agents' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Sub-Administration and Accounting Services Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)  Rodney Square Management Corporation

     The directors and officers of RSMC are provided on RSMC's most recently filed Schedule A of Form ADV (IARD No. 105163; SEC File No. 801-22071), which is incorporated herein by reference. The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii) Cramer Rosenthal McGlynn, LLC

     The directors and officers of CRM are provided on CRM's most recently filed Schedule A of Form ADV (IARD No. 107911; SEC File No. 801-55244), which is incorporated herein by reference. The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii) Roxbury Capital Management, LLC

     The directors and officers of Roxbury are provided on Roxbury's most recently filed Schedule A of Form ADV (IARD No. 108832; SEC File No. 801-55521), which is incorporated herein by reference. The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv) Wilmington Trust Investment Management, LLC

     The directors and officers of WTIM are provided on WTIM's most recently filed Schedule A of Form ADV (IARD No. 19369; SEC File No. 801-41081), which is incorporated herein by reference. The only employment of a substantial nature of each of WTIM's members of its board of managers and officers is with WTIM and its affiliated companies.

(v)  AEW Management and Advisors, L.P.

     The directors and officers of AEW are provided on AEW's most recently filed Schedule A of Form ADV (IARD No. 108633; SEC File No. 801-53421), which is incorporated herein by reference. The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(vi) Real Estate Management Services Group, LLC

     The directors and officers of REMS are provided on WTIM's most recently filed Schedule A of Form ADV (IARD No. 112322; SEC File No. 801-61061), which is incorporated herein by reference. The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vii) Goldman Sachs Asset Management, L.P.

     The directors and officers of GSAM are provided on GSAM's most recently filed Schedule A of Form ADV (IARD No. 107738; SEC File No. 801-37591), which is incorporated herein by reference. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name                    Position With Sub-Adviser   Other Affiliations
----                    -------------------------   ------------------
Henry M. Paulson, Jr.   Managing Director           Chairman, Chief Executive Officer and
                                                    Director, The Goldman Sachs Group, Inc.
                                                    Managing Director, Goldman, Sachs & Co.

Robert J. Hurst         Managing Director           Vice Chairman and Director, The Goldman Sachs
                                                    Group, Inc.
                                                    Managing Director, Goldman, Sachs & Co.

Lloyd C. Blankfein      Managing Director           President, Chief Operating Officer and
                                                    Director, The Goldman Sachs Group, Inc.
                                                    Managing Director, Goldman, Sachs & Co.

(viii) Julius Baer Investment Management LLC.

     The directors and officers of JBIM are provided on JBIM's most recently filed Schedule A of Form ADV (IARD No. 106863; SEC File No. 801-18766), which is incorporated herein by reference. The only employment of a substantial nature of each of JBIM's directors and officers is with JBIM and its affiliated companies.

(ix) Parametric Portfolio Associates

     PPA is a majority-owned subsidiary of Eaton Vance Corp. The directors and officers of PPA are set forth below.

Name               Position with Sub-Adviser          Other Affiliations
----               --------------------------         ------------------
Andrew Abramsky    Chief Operating Officer, Manager   None

Brian Langstraat   Chief Executive Officer, Manager
                   and Secretary

David M. Stein     Chief Investment Officer           None

Aaron Singleton    Chief Financial Officer, Chief
                   Compliance Officer, Treasurer

James B. Hawkes    Manager                            Eaton Vance Corp., Chairman,
                                                      President and CEO

Thomas Faust       Manager                            Eaton Vance Corp., Executive VP,
                                                      Director

(x)  Armstrong Shaw Associates, Inc.

     The directors and officers of ASA are provided on ASA's most recently filed Schedule A of Form ADV (IARD No. 107957; SEC File No. 801-20597), which is incorporated herein by reference. The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(xi) Montag & Caldwell, Inc.

     The directors and officers of M&C are provided on M&C's most recently filed Schedule A of Form ADV (IARD No. 104841; SEC File No. 801-15398), which is incorporated herein by reference. The only employment of a substantial nature of each of Montag & Caldwell's directors and officers is with M&C or its parent company, ABN AMRO Asset Management.

(xii) Bennett Lawrence Management, LLC

     The directors and officers of BLM are provided on BLM's most recently filed Schedule A of Form ADV (IARD No. 106716; SEC File No. 801-49805), which is incorporated herein by reference. The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xiii) Equity Investment Corporation

     The directors and officers of EIC are provided on EIC's most recently filed Schedule A of Form ADV (IARD No. 108510; SEC File No. 801-27781), which is incorporated herein by reference. The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xiv) Batterymarch Financial Management, Inc.

     Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Name                   Position with Sub-Adviser             Other Affiliations
----                   -------------------------             ------------------
Deepak Chowdhury       Director                              Vice President and Director, Legg
                                                             Mason Fund Adviser, Inc.
                                                             Senior Vice President, Legg Mason,
                                                             Inc.
                                                             Senior Vice President, Legg Mason
                                                             Wood Walker, Incorporated
                                                             Non-Employee Director of various Legg
                                                             Mason, Inc. affiliates

William L. Elcock      CEO, Director and Senior Portfolio    None
                       Manager

Edward A. Taber III    Director                              Executive Vice President, Legg Mason,
                                                             Inc.
                                                             Vice President and Director 3040692
                                                             Nova Scotia Company
                                                             Non-Employee Director of various Legg
                                                             Mason, Inc. affiliates.

Philip E. Channen      Assistant Secretary and Chief         None
                       Compliance Officer

Margaret J. Coughlan   Assistant Treasurer                   None

Thomas Linkas          Chief Investment Officer              None

Francis X. Tracy       President, Treasurer, Secretary and   None
                       CFO

Tania Zouikin          Chairman and Director

(xv) Systematic Financial Management L.P.

     The directors and officers of SFM are provided on SFM's most recently filed Schedule A of Form ADV (IARD No. 106146; SEC File No. 801-48908), which is incorporated herein by reference. The only employment of a substantial nature of each of SFM's partners and officers is with SFM.

(xvi) First Quadrant L.P.

     First Quadrant, L.P. currently serves as general partner and investment adviser for two unregistered funds organized as Delaware limited partnerships, and as investment adviser for four unregistered offshore funds. First Quadrant has a beneficial interest in FQN Management, LLC ("FQN"), a SEC registered investment adviser. First Quadrant has an affiliation (by virtue of Affiliated Managers Group, Inc.'s majority equity ownership position in each of First Quadrant and Managers Investment Group LLC ("Managers")), and arrangement with Managers to provide sub-advisory services to an affiliated mutual fund company known as Managers AMG Funds. Any other substantial employment of the partners, directors, and officers of First Quadrant, L.P. is noted below.

Name                    Position with Sub-Adviser             Other Affiliations
----                    -------------------------             ------------------
Ronnie M. Darnell       Chief Investment Officer and          Vice President, FQN
                        Limited Partner

Curtis J. Ketterer      Chief Operating Officer and Limited   Chief Operating Officer and Treasurer,
                        Partner                               FQN

Christopher G. Luck     Director of Equities, Director of     Vice President and Secretary, FQN
                        Equity Portfolio Management and
                        Limited Partner

Timothy S. Meckel       Director of Client Service and        None
                        Limited Partner

Phillip T. Miller       Director of Options and Derivative    None
                        Products and Limited Partner

Kent C. Roberts II      Director of Marketing and Limited     None
                        Partner

Joel L. Brouwer         Director - Chief Financial Officer    None

Kenneth J. Ferguson     Co-Director of Global Derivatives     None
                        and Limited Partner

Kenneth R. Funk         Director - Chief Compliance Officer   None

Andre Francois Perold   Chairman of the Advisory Panel and    Founder and Chair of the Investment
                        Limited Partner                       Committee of HighVista Strategies;
                                                              George Gund Professor of Finance and
                                                              Banking, Harvard Business School;
                                                              Director, The Vanguard Group; Board
                                                              Chairman, Unx; Chairman of the
                                                              Investment Committee, Shady Hill School;
                                                              Member of the Advisory Board of: RRE
                                                              Investors, The Debt Exchange, The Rock
                                                              Creek Group and FIA Timber Partners

(xvii) The Boston Company Asset Management, LLC

     The directors and officers of BCAM are provided on BCAM's most recently filed Schedule A of Form ADV (IARD No. 105616; SEC File No. 801-06829), which is incorporated herein by reference. The only employment of a substantial nature of each of BCAM's directors and officers is with BCAM.

(xviii) Acadian Asset Management, Inc.

     The directors and officers of Acadian are provided on Acadian's most recently filed Schedule A of Form ADV (IARD No. 106609; SEC File No. 801-28078), which is incorporated herein by reference. The only employment of a substantial nature of each of Acadian's directors and officers is with Acadian.

(xix) Standish Mellon Asset Management Company LLC

     The directors and officers of Standish Mellon are provided on Standish Mellon's most recently filed Schedule A of Form ADV (IARD No. 113972; SEC File No. 801-60527), which is incorporated herein by reference. The only employment of a substantial nature of each of Standish Mellon's directors and officers is with Standish Mellon.

ITEM 27. PRINCIPAL UNDERWRITER.

(a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies:

     Allegiant Funds
     Allegiant Advantage Fund

     Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

Name                  Position            Position with the Fund
----                  --------            ----------------------
Philip H. Rinnander   President & Owner   None
Barbara A. Rice       Vice President      None
Thomas L. Schwegel    Vice President      None
Jennifer DiValerio    Vice President      None

(c)  Not applicable.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Trust, or on its behalf by RSMC, 1100 N. Market Street, Wilmington, DE 19890; WTIM, 3455 Peachtree Road, Suite 2000, Atlanta, GA 30326; and the Trust's sub-administrator, transfer agent, dividend-paying agent and accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Trust furnishes the following undertaking:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Statement Amendment No. 40 to the Registrant's Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wilmington, State of Delaware on the 12th day of September 2006.

                                        WT MUTUAL FUND


                                        By: /s/ Neil Wolfson
                                            ------------------------------------
                                            Neil Wolfson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Robert H. Arnold*            Trustee                             September 12, 2006
------------------------------
Robert H. Arnold


/s/ Eric Brucker*                Trustee                             September 12, 2006
------------------------------
Eric Brucker


/s/ Robert J. Christian*         Trustee                             September 12, 2006
------------------------------
Robert J. Christian


/s/ John J. Kelley               Vice President, Chief Financial     September 12, 2006
------------------------------   Officer and Treasurer
John J. Kelley


/s/ Nicholas A. Giordano*        Chairman of the Board and Trustee   September 12, 2006
------------------------------
Nicholas A. Giordano


/s/ Louis Klein, Jr.*            Trustee                             September 12, 2006
------------------------------
Louis Klein, Jr.


/s/ John J. Quindlen*            Trustee                             September 12, 2006
------------------------------
John J. Quindlen


/s/ Mark Sargent*                Trustee                             September 12, 2006
------------------------------
Mark Sargent


/s/ Neil Wolfson                 Trustee, President, and Chief       September 12, 2006
------------------------------   Executive Officer
Neil Wolfson


* By /s/ John J. Kelley
     -------------------------
     John J. Kelley
     Attorney-in-Fact

                                  EXHIBIT LIST

EXHIBIT NO.   DESCRIPTION
-----------   -----------
23(j)         Consent of Ernst & Young LLP.